Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Trade Accounts Payable

	12.31.2022	12.31.2021
Foreign suppliers	355.5	259.0
Domestic suppliers	162.6	99.0
Risk partners	221.4	137.2

	739.5	495.2